Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Long term loan payable		$ 431,079	$ 414,000
Allowance for doubtful receivables	$ 0	0
Residual value rate	5.00%
Impairment of long-lived assets			1,177
Impairment for right-of-use lease assets
Research and development costs	0	0	$ 118,444
Accumulated other comprehensive income	$ 91,281	$ 88,770
Enterprise income tax percentage	20.00%